13. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
13. SUBSEQUENT EVENTS

On October 1, 2013 the Company entered into a building lease for approximately 4,232 square feet of office space located in Cambridge, MA. The Company is responsible for approximately $216,000 annual base rent plus rent escalations, common area maintenance, insurance, and real estate taxes, under a lease agreement expiring in September 2016.

On October 8, 2013, the Company amended its lease agreement for its principal office located in New York City. The Company expanded its principal office and is responsible for additional rent of approximately $225,000 annual base rent plus rent escalations, common area maintenance, insurance, and real estate taxes, under a lease agreement expiring in September 2016.

Research Agreement

Effective October 1, 2013, the Company signed a SRA with St. Jude. The Company is responsible for a total of $780,674 payable in four equal installments on October 19, 2013, March 19, 2014, September 19, 2014, and March 19, 2015. Unless otherwise terminated by operation of law or by acts of the parties in accordance with the terms of the agreement, the SRA shall be in full force and effect for a period of two (2) years and shall expire on October 1, 2015. The term may be extended by written agreement between the parties.

Settlement Payments

In October 2013, the Company paid $1,655,000 in cash and 5,000 shares of common stock valued at $36,400 to settle agreements on behalf of a related party. Upon payment, the Company and the related party entered into promissory notes whereby the related party agreed to pay the Company the principal amount of $1,691,400 plus interest at an annualized rate of 5% as reimbursement of payments that the Company made to settle a portion of the agreements.

The Company applied the accounting guidance provided in ASU 2013-04. The guidance in this update is effective for fiscal years beginning after December 15, 2013 with early adoption permitted. The guidance in this update requires companies to measure obligations resulting from joint and several liability arrangements as the sum of the amount that the entity has a) contractually agreed to pay, and b) any additional amounts that the entity expects to pay on behalf of its co-obligors. The Company has recorded the full amount of the settlements as a charge to its operations due to uncertainty as to whether the related party will have sufficient liquidity to repay the Company or fund the indemnification agreements should it become necessary. Any amounts that the Company may recover under the note due from the related party or under the terms of the indemnification agreement, if in fact any amounts are recovered at all, would be characterized as a capital contribution at the date such payments are received.

On September 18, 2013, the Company made a proposal to the board of directors of Transcept Pharmaceuticals, Inc. (“Transcept”) to acquire all of the outstanding shares of Transcept’s common stock for $4.00 per share in cash. Although Transcept’s board of directors rejected the Company’s proposal, the Company informed Transcept that it will be willing to continue to discuss the proposal. If Transcept accepts the Company’s proposal to acquire all of its outstanding shares of common stock, the Company will need to obtain additional equity or debt financing to consummate the acquisition and consolidation (see Note 3).

In January 2013, Desert Gateway Inc. sold an aggregate of 272,221 shares of common stock in certain private placement transactions, for an aggregate purchase price of $816,664 in cash.  The issuance of such shares of common stock was not registered under the Securities Act as such issuance was exempt from registration under Section 4(2) of the Securities Act and Regulation D promulgated thereunder.

On February 14, 2013, Desert Gateway Inc. closed a private placement of 3,045,929 shares of Desert Gateway Inc. common stock, at a purchase price of $3.00 per share, or $9,137,787 in the aggregate, and Warrants to purchase up to an aggregate of 1,522,969 shares of common stock with an exercise price of $3.60 per such share underlying any Warrant.  The issuance of the shares of common stock in such private placement was not registered under the Securities Act as such issuance was exempt from registration under Section 4(2) of the Securities Act and Regulation D promulgated thereunder.

The Company concurrently entered into a registration payment arrangement requiring it to file a Form S-1 with the Securities and Exchange Commission within 30 days of the closing date of this transaction and cause it to be declared effective by no later than 90 days of the closing date of this transaction. The registration payment arrangement provided for the Company to pay liquidated damages in the amount of 2% of the proceeds received in this transaction per month for each month that the Company is not in compliance with this requirement, not to exceed 10% in the aggregate. The Company determined that it was probable that it would not be in a position to comply with these requirements and therefore allocated approximately $360,000 of the proceeds received in this transaction to a registration payment obligation.

Effective May 13, 2013, the Company entered into an employment agreement with Horacio Plotkin, M.D. (the “Plotkin Employment Agreement”) pursuant to which Dr. Plotkin was appointed as Chief Medical Officer of the Company.

In accordance with the terms of the Plotkin Employment Agreement, Dr. Plotkin’s initial base salary is $350,000 and he is eligible to receive a discretionary annual bonus of up to 50% of his then applicable base salary.  Additionally, Dr. Plotkin received $20,000 in connection with signing the Plotkin Employment Agreement.  Dr. Plotkin will also be awarded options to purchase 120,000 shares of restricted common stock of the Company at an exercise price of $8.70 per share, a pro rata portion of which will vest quarterly during the 3 years following the effective date.

Effective May 20, 2013, the Company entered into an employment agreement with Marc L. Panoff (the “Panoff Employment Agreement”) pursuant to which Mr. Panoff was appointed as Chief Financial Officer and Chief Accounting Officer of the Company.

In accordance with the terms of the Panoff Employment Agreement, Mr. Panoff’s initial base salary is $230,000 and he is eligible to receive a discretionary annual bonus of up to 50% of his then applicable base salary.  Mr. Panoff will also be granted 120,000 units of restricted common stock of the Company, a pro rata portion of which will vest quarterly during the 3 years following the effective date.

In the second quarter of 2013, the Company, its Chief Executive Officer and a related party became party to a series of agreements to settle up to $2,286,511 of liabilities, which Company management believes are the primary obligation of the related party. The Company and the related party have entered into indemnification agreements whereby the related party has agreed to defend and hold the Company harmless against all such obligations and amounts, whether paid or unpaid, arising from these agreements. Notwithstanding the indemnification, the Company recorded a $2,286,511 charge to operations during the quarter ended June 30, 2013 that was offset by a corresponding liability of $1,691,400 for the difference between (a) the aggregate amount of all such settlements, and (b) $593,111 of cash and non-cash consideration that the Company paid to immediately settle a portion of the agreement on behalf of the related party. Of the total outstanding $1,691,400 settlement liability, $300,000 is past due, $713,900 was due in July 2013, and $677,500 was due in August 2013. The counter parties to these agreements reserve the right to demand payment at any time. The Chief Executive Officer also agreed to deliver or cause to be delivered 47,128 shares of common stock in the Company to one of the counter parties as a separate component of one of these agreements. Accordingly, the Company does not believe it is required to record a liability for the shared-based component of this specific agreement during the second quarter ended June 30, 2013. There is uncertainty as to whether the related party will have sufficient liquidity to repay the Company or fund the indemnification agreements should it become necessary.

Concurrent with the execution of such settlement agreements, the Company received promissory notes from the related party whereby the related party agreed to pay the Company the principal amount of $593,111 plus interest at an annualized rate of 5% as reimbursement of the payments that the Company made to settle a portion of the agreements.

The Company applied the accounting guidance provided in ASU 2013-04. The guidance in this update is effective for fiscal years beginning after December 15, 2013 with early adoption permitted.  The guidance in this update requires companies to measure obligations resulting from joint and several liability arrangements as the sum of the amount that the entity has (a) contractually agreed to pay, and (b) any additional amounts that the entity expects to pay on behalf of its co-obligors. The Company has recorded the full amount of the settlements as a charge to its operations due to uncertainty as to whether the related party will have sufficient liquidity to repay the Company or fund the indemnification agreements should it become necessary. Any amounts that the Company may recover under the note due from the related party or under the terms of the indemnification agreement, if in fact any amounts are recovered at all, would be characterized as a capital contribution at the date such payments are received.

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report and there are no material subsequent events to report, other than those listed in the Note.